Expense Example {- Freedom 2025 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2025 Portfolio	Apr. 30, 2021 USD ($)
VIP Freedom 2025 Portfolio-Initial VIP
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	701
VIP Freedom 2025 Portfolio-Service VIP
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	822
VIP Freedom 2025 Portfolio-Service 2 VIP
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002